UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a reinstatement.
							[   ]  adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	November 6, 2002

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		102
Form 13F Information Table Value Total:		$114,367

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASA Limited                    COM              002050102      920    28500 SH       SOLE                    28500
AT & T Corp.                   COM              001957109      272    22646 SH       SOLE                    22646
AT&T Wireless Services, Inc.   COM              00209a106      819   198835 SH       SOLE                   197761              1074
Abbott Laboratories            COM              002824100     2295    56797 SH       SOLE                    56797
Aberdeen Asia-Pacific Income F COM              318653102      398    87432 SH       SOLE                    85432              2000
Aberdeen Australia Equity Fund COM              318652104       88    16175 SH       SOLE                    16175
Adaptec                        COM              00651F108      229    52000 SH       SOLE                    50500              1500
Advanced Micro Devices         COM              007903107      207    38760 SH       SOLE                    37760              1000
Aegon                          COM              007924103      535    56740 SH       SOLE                    56240               500
Agilent Technologies Inc.      COM              00846U101      344    26363 SH       SOLE                    26363
American Express               COM              025816109     1770    56780 SH       SOLE                    55780              1000
Applied Signal Technology      COM              038237103      419    45800 SH       SOLE                    44800              1000
AvalonBay Communities (formerl COM              072012107      426    10200 SH       SOLE                    10200
Avista (formerly Washington Wa COM              940688104      222    19800 SH       SOLE                    19700               100
BP p.l.c. ADR                  COM              055622104     1128    28277 SH       SOLE                    28277
BRE Properties                 COM              05564E106     1890    61456 SH       SOLE                    60456              1000
BancOne                        COM              06423A103     1992    53260 SH       SOLE                    53260
BellSouth Corp.                COM              079860102      323    17609 SH       SOLE                    17609
Boeing Co.                     COM              097023105      962    28187 SH       SOLE                    28187
Brascan Corp.   (formerly Edpe COM              280905803     1604    80700 SH       SOLE                    79150              1550
Bristol-Myers Squibb           COM              110122108     2597   109113 SH       SOLE                   108413               700
CSX Corp.                      COM              126408103      303    11500 SH       SOLE                    11500
California Micro Devices Corp. COM              130439102      128    28800 SH       SOLE                    28800
Central Fund of Canada Ltd.    COM              153501101     1126   256600 SH       SOLE                   256600
Cepheid                        COM              15670R107       88    22805 SH       SOLE                    22805
ChevronTexaco Corporation      COM              166764100     4752    68623 SH       SOLE                    68392               231
Chubb Corporation              COM              171232101     1650    30100 SH       SOLE                    29800               300
Con Agra Inc.                  COM              205887102      627    25250 SH       SOLE                    25250
Consolidated Edison, Inc.      COM              209115104      237     5900 SH       SOLE                     5900
Corning Inc.                   COM              219350105      457   285900 SH       SOLE                   283400              2500
Crescent Real Estate           COM              225756105      857    54600 SH       SOLE                    53900               700
DNP Select Income Fund (fmly.  COM              264324104     1801   180650 SH       SOLE                   180650
Disney (Walt) Holding Co.      COM              254687106      895    59142 SH       SOLE                    58642               500
Donnelley (RR) & Sons          COM              257867101     1239    52700 SH       SOLE                    51700              1000
Du Pont                        COM              263534109     2225    61680 SH       SOLE                    61680
Duke-Weeks Realty Corp.        COM              264411505      761    30900 SH       SOLE                    29900              1000
EMC Corp.                      COM              268648102      308    67400 SH       SOLE                    65900              1500
Edison International (formerly COM              281020107      143    14310 SH       SOLE                    14310
Emerson Electric               COM              291011104     2713    61750 SH       SOLE                    61450               300
Empyrean Biosciences, Inc.     COM              29245E103        0    11000 SH       SOLE                    11000
ExxonMobil                     COM              30231g102     1372    43018 SH       SOLE                    43018
Flextronics, Inc.              COM              Y2573F102       87    12450 SH       SOLE                    12450
Gap Inc.                       COM              364760108      284    26200 SH       SOLE                    26200
General Electric               COM              369604103      431    17471 SH       SOLE                    17471
Gillette Co.                   COM              375766102     2443    82540 SH       SOLE                    81840               700
GlaxoSmithKline plc            COM              37733W105     3340    86910 SH       SOLE                    86410               500
Goldcorp, Inc.                 COM              380956409      375    34000 SH       SOLE                    34000
Healthcare Property Investors, COM              421915109      213     5000 SH       SOLE                     5000
Heinz (H.J.)                   COM              423074103     1651    49475 SH       SOLE                    49175               300
IShares MSCI Japan Index       COM              464286848      491    67000 SH       SOLE                    67000
Imperial Chemical Industries P COM              452704505      888    67600 SH       SOLE                    67600
Innkeepers USA Trust           COM              4576J0104      746    93400 SH       SOLE                    92400              1000
Int'l. Flavor & Fragrances     COM              459506101     1059    33250 SH       SOLE                    33250
Intel Corp.                    COM              458140100     3042   219033 SH       SOLE                   218233               800
International Business Machine COM              459200101     2124    36377 SH       SOLE                    36377
Johnson & Johnson              COM              478160104     3202    59200 SH       SOLE                    59200
KLA Tencor Corp.               COM              482480100      423    15150 SH       SOLE                    15150
Kimberly-Clark                 COM              494368103     1858    32800 SH       SOLE                    32800
Koninklijke Royal Ahold ADR    COM              500467303     1307   107508 SH       SOLE                   106488              1020
Liberty Media Corporation Clas COM              530718105     1809   251950 SH       SOLE                   250950              1000
Lilly, Eli                     COM              532457108     1159    20940 SH       SOLE                    20940
Liquid Audio, Inc.             COM              53631T102      219    84200 SH       SOLE                    84200
Lucent Technologies            COM              549463107       33    42812 SH       SOLE                    42812
Microsoft                      COM              594918104     3085    70520 SH       SOLE                    70120               400
Motorola Inc.                  COM              620076109      439    43100 SH       SOLE                    43100
New Plan Excel Realty Trust    COM              648053106     1670    90550 SH       SOLE                    90050               500
Newmont Mining                 COM              651639106     3374   122651 SH       SOLE                   121151              1500
Norfolk Southern               COM              655844108      202    10000 SH       SOLE                    10000
Nortel Networks Corporation    COM              665815106       41    75557 SH       SOLE                    75557
Oracle Corp.                   COM              68389X105     1706   217000 SH       SOLE                   217000
PACCAR Inc.                    COM              693718108      216     6400 SH       SOLE                     6400
PG&E Corporation               COM              69331C108      480    42592 SH       SOLE                    42592
Pepsico Inc.                   COM              713448108     2038    55156 SH       SOLE                    54856               300
Pfizer Inc.                    COM              717081103     1699    58535 SH       SOLE                    58535
Pharmacia Corporation (formerl COM              611662107      272     7000 SH       SOLE                     7000
Philip Morris Cos.             COM              718154107      216     5569 SH       SOLE                     5569
Plum Creek Timber Company, Inc COM              729251108      640    28300 SH       SOLE                    27800               500
Preferred Voice, Inc.          COM              740432109        3    11376 SH       SOLE                    11376
Procter & Gamble               COM              742718109    15359   171839 SH       SOLE                   171839
Royal Caribbean Cruises        COM              V7780T103      205    12900 SH       SOLE                    12900
Royal Dutch Petroleum          COM              780257804      211     5250 SH       SOLE                     5250
SBC Communications             COM              78387G103     2227   110819 SH       SOLE                   110089               730
Safeguard Scientifics          COM              786449108      226   203300 SH       SOLE                   203100               200
Safeway Inc.                   COM              786514208      357    16000 SH       SOLE                    16000
Sara Lee                       COM              803111103     1568    85757 SH       SOLE                    85257               500
Schering Plough                COM              806605101     1254    58800 SH       SOLE                    58300               500
Scottish Power PLC ADS (frmly  COM              81013t705      227    10437 SH       SOLE                    10437
Sun Microsystems Inc.          COM              866810104      178    68850 SH       SOLE                    68850
Trizec Canada, Inc.            COM              896874104      114    11124 SH       SOLE                    11124
Unilever PLC                   COM              904767704     2613    71700 SH       SOLE                    71700
Union Pacific Corp.            COM              907818108      376     6500 SH       SOLE                     6500
United Dominion Realty Trust   COM              910197102      280    17600 SH       SOLE                    17600
United Technologies            COM              913017109     1760    31150 SH       SOLE                    31150
Verizon Corporation            COM              92343V104     1239    45162 SH       SOLE                    45010               152
Visteon Corporation            COM              92839U107      324    34186 SH       SOLE                    33986               200
Wachovia Corporation New       COM              929903102      572    17500 SH       SOLE                    17500
Washington REIT SBI            COM              939653101      203     8000 SH       SOLE                     8000
BankAmerica Capital IV Pfd. Y  PFD              066044207      222     8800 SH       SOLE                     8800
Digital Records Series A Pfd.  PFD                               0    80000 SH       SOLE                    80000
Digital Records Series B Pfd.  PFD                               0    32000 SH       SOLE                    32000
Digital Records Series C Pfd.  PFD                               0    20000 SH       SOLE                    20000
Royal Bank Scotland Pfd. B     PFD              780097309      461    16700 SH       SOLE                    16700